Summary of Significant Accounting Policies - Summary of Impairment Losses for Credit Risks on Financial Assets (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Impairment	€ (1,035,000)	€ 0	€ 0
Carrying Amount	€ 475,807,000	€ 343,069,000
Credit risk [member] | Low [member] | Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Internal Credit Rating	low
Basis for Recognition of Expected Credit Loss Provision	Expected Twelve-Month Loss
Gross Carrying Amount	€ 43,165,000
Impairment	(16,000)
Carrying Amount	€ 43,149,000
Average Impairment Rate	0.00%
Credit risk [member] | Low [member] | Other financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Internal Credit Rating	low
Basis for Recognition of Expected Credit Loss Provision	Expected Twelve-Month Loss
Gross Carrying Amount	€ 275,805,000
Impairment	(649,000)
Carrying Amount	€ 275,156,000
Average Impairment Rate	0.20%
Credit risk [member] | Low [member] | Accounts Receivable [member]
Disclosure of financial assets [line items]
Internal Credit Rating	low
Basis for Recognition of Expected Credit Loss Provision	Lifetime Expected Credit Losses
Gross Carrying Amount	€ 17,823,000
Impairment	(90,000)
Carrying Amount	€ 17,733,000
Average Impairment Rate	0.50%
Credit risk [member] | Medium [member] | Other financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Internal Credit Rating	medium
Basis for Recognition of Expected Credit Loss Provision	Lifetime Expected Credit Losses
Gross Carrying Amount	€ 93,102,000
Impairment	(506,000)
Carrying Amount	€ 92,596,000
Average Impairment Rate	0.50%